Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial Assets and Liabilities at Fair Value as of December 31, 2015

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$ 185,337,013	$ -	$ 185,337,013
Short-term money market fund*	11,490,322	-	11,490,322
Exchange-traded futures contracts
Energies	1,506,235	-	1,506,235
Grains	336,843	-	336,843
Interest rates	(299,778)	-	(299,778)
Livestock	(88,790)	-	(88,790)
Metals	570,378	-	570,378
Softs	(32,325)	-	(32,325)
Stock indices	669,608	-	669,608

Total exchange-traded futures contracts	2,662,171	-	2,662,171

Over-the-counter forward currency contracts	-	1,597,683	1,597,683

Total futures and forward currency contracts (2)	2,662,171	1,597,683	4,259,854

Total financial assets at fair value	$ 199,489,506	$ 1,597,683	$ 201,087,189

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 36,536,889
Investments in U.S. Treasury notes			148,800,124
Total investments in U.S. Treasury notes			$ 185,337,013

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 4,388,065
Net unrealized depreciation on open futures and forward currency contracts			(128,211)
Total net unrealized appreciation on open futures and forward currency contracts			$ 4,259,854

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2014

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$ 218,434,806	$ -	$ 218,434,806
Short-term money market fund*	16,785,518	-	16,785,518
Exchange-traded futures contracts
Energies	731,816	-	731,816
Grains	(252,629)	-	(252,629)
Interest rates	1,032,389	-	1,032,389
Livestock	45,610	-	45,610
Metals	(641,849)	-	(641,849)
Softs	554,628	-	554,628
Stock indices	1,037,236	-	1,037,236

Total exchange-traded futures contracts	2,507,201	-	2,507,201

Over-the-counter forward currency contracts	-	(617,697)	(617,697)

Total futures and forward currency contracts (2)	2,507,201	(617,697)	1,889,504

Total financial assets at fair value	$ 237,727,525	$ (617,697)	$ 237,109,828

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 27,560,017
Investments in U.S. Treasury notes			190,874,789
Total investments in U.S. Treasury notes			$ 218,434,806

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 2,573,582
Net unrealized depreciation on open futures and forward currency contracts			(684,078)
Total net unrealized appreciation on open futures and forward currency contracts			$ 1,889,504

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.